Net Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
Net Loss Per Common Share [Abstract]
Schedule of Common Stock Issuable and Diluted Net loss Per Antidilutive	The following table summarizes the number of shares of common stock issuable upon conversion or exercise, as applicable, of convertible securities, warrants and restricted stock that were not included in the calculation of diluted net loss per share because such shares are antidilutive:
	Year ended December 31,
	2023	2022
Common stock options	782,499	1,138,110
Convertible preferred stock	27,920,467	27,920,467
Convertible preferred warrants	1,849,638	1,849,638
	30,552,604	30,908,215